Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Profit for the period	€ 62.4	€ 48.0
Adjustments for:
Exceptional items	1.5	(0.1)
Share based payments expense	2.2	1.3
Depreciation and amortization	10.0	12.3
Loss on disposal of property, plant and equipment	0.1	0.2
Finance costs	12.3	17.7
Finance income	(6.2)	(1.6)
Taxation	18.5	11.2
Operating cash flow before changes in working capital, provisions and net of acquisitions	100.8	89.0
Decrease in inventories	19.6	26.3
Increase in trade and other receivables	(25.1)	(9.0)
Decrease in trade and other payables	(5.3)	(14.7)
Increase/(decrease) in employee benefits and other provisions	0.1	(0.3)
Cash generated from operations before tax and exceptional items	90.1	91.3
Cash flows relating to exceptional items	(6.0)	(23.4)
Tax (paid)/refunded	(2.6)	0.8
Net cash generated from operating activities	81.5	68.7
Cash flows from investing activities
Purchase of property, plant and equipment	(3.7)	(6.8)
Purchase of intangibles	(1.1)	(1.2)
Cash used in investing activities	(4.8)	(8.0)
Cash flows from financing activities
Issuance of new loan principal	100.4	0.0
Payment of finance leases	0.0	(1.6)
Proceeds on settlement of derivatives	3.7	0.5
Interest paid	(7.1)	(15.2)
Interest received	0.0	0.2
Net cash provided by/(used in) financing activities	97.0	(16.1)
Net increase in cash and cash equivalents	173.7	44.6
Cash and cash equivalents at beginning of period	219.2	329.5
Effect of exchange rate fluctuations	0.9	(2.5)
Cash and cash equivalents at end of period	€ 393.8	€ 371.6